Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

12.Share-based payments

The Corporation has adopted an Omnibus Equity Incentive Plan in accordance with the policies of the TSX, which permits the grant or issuance of options, Restricted Share Units (“RSUs”), Performance Share Units (“PSUs”) and Deferred Share Units (“DSUs”), as well as other share-based payment arrangements. The maximum number of shares that may be issued upon the exercise or settlement of awards granted under the plan may not exceed 15% of the Corporation’s issued and outstanding shares from time to time. The Board of Directors determines the price per common share and the number of common shares which may be allotted to directors, officers, employees, and consultants, and all other terms and conditions of the option, subject to the rules of the TSX.

During the year ended December 31, 2022, the total expenses related to share-based compensation amounted to $5,013,185 (December 31, 2021 - $8,497,830, December 31, 2020 - $2,765,059).

(a) Stock Options

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2019	1,760,000	$4.68
Issued	1,304,300	2.73
Expired	(203,000)	4.78
Balance, December 31, 2020	2,861,300	$3.78
Issued	2,666,666	4.04
Expired	(227,833)	3.86
Exercised	(998,333)	2.84
Balance, December 31, 2021	4,301,800	$4.16
Issued	602,500	1.84
Expired	(423,334)	4.37
Cancelled (note 12(c))	(2,512,490)	4.06
Balance, December 31, 2022	1,968,476	$3.52

At the grant date, the fair value stock options issued was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Fair value of stock options at grant date	$1.34	$2.33	$1.52
Share price	$2.34	$4.04	$2.68
Exercise price	$1.84	$4.04	$2.73
Risk-free interest rate	2.44%	0.73%	0.41%
Expected volatility	98%	93%	95%
Expected life in years	5.00	3.71	3.01
Expected dividend yield	Nil	Nil	Nil

12.Share-based payments (continued)

(a) Stock Options (continued)

The following table reflects the actual stock options issued and outstanding as of December 31, 2022:

		Weighted average		Number of
		remaining	Number of	options
	Exercise	contractual	options	vested
Expiry date	price ($)	life (years)	outstanding	(exercisable)
February 8, 2023 (i)	4.56	0.11	300,976	300,976
February 18, 2023 (i)	4.80	0.13	340,000	340,000
February 22, 2023 (i)	4.46	0.15	130,000	130,000
February 23, 2025	3.54	2.15	20,000	20,000
August 19, 2025	2.12	2.64	100,000	66,667
August 30, 2025	5.00	2.67	90,000	90,000
April 1, 2026	5.77	3.25	60,000	60,000
December 8, 2026	3.59	3.94	325,000	108,333
January 11, 2027	2.18	4.03	220,000	—
March 14, 2027	2.07	4.20	60,000	—
May 12, 2027	1.46	4.36	115,000	—
September 12, 2027	1.61	4.70	207,500	—
	3.52	2.41	1,968,476	1,115,976

(i) Subsequent to December 31, 2022, 770,976 unexercised options expired.

(b) Performance Share Units

The Corporation has 600,000 outstanding PSUs as at December 31, 2022 (December 31, 2021 – 1,200,000, December 31, 2020 - nil). During the year ended December 31, 2022, 1,200,000 PSUs granted to certain consultants of the Corporation expired. The performance criteria were not achieved and therefore no shares were granted in connection with these PSUs. Upon expiry, $1,121,400 of previously recognized share-based compensation was reversed through general and administration. During the year ended December 31, 2022, 1,000,000 PSUs vested and were exercised by certain consultants of the Corporation for a total value of $1,560,000.

(c) Restricted Share Units

During the year ended December 31, 2022, the Corporation cancelled 2,512,490 stock options held by certain employees, consultants, officers, and directors of the Corporation and issued 2,600,000 RSUs of the Corporation to replace the cancelled stock options. The cancelled stock options were revalued as of the grant date of the RSUs using the Black-Scholes option pricing model with weighted average assumptions that correspond to their times to maturity. The following weighted average assumptions were used for the calculation:

Fair value of stock options at RSU grant date	$0.47
Share price	$1.41
Exercise price	$4.06
Risk-free interest rate	3.60%
Expected volatility	85%
Expected life in years	3.13
Expected dividend yield	Nil

12.Share-based payments (continued)

(c) Restricted Share Units (continued)

RSUs were measured at the Corporation’s share price of $1.41 on September 30, 2022. The incremental fair value of 1,387,155 RSUs which vested immediately, with a cumulative value of $1,427,235, is included in share-based compensation. The incremental fair value of 1,212,845 unvested RSUs, with a value of $1,065,520, will vest in line with the options they replaced, with the exception of 400,000 RSUs that have modified vesting conditions from the stock options they replaced.

An additional 89,585 RSUs were granted with a value of $90,955 during the year ended December 31, 2022. These will vest one year from the grant date. The total number of outstanding RSUs at December 31, 2022 is 2,312,963 (December 31, 2021 - nil, December 31, 2020 - nil). Of the outstanding RSUs, 1,355,984 have fully vested as of December 31, 2022.